FINANCIAL INSTRUMENTS - CARRYING VALUE AND ESTIMATED FAIR VALUE OF THE PARTNERSHIP'S FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands		Jun. 30, 2015	Dec. 31, 2014
Derivatives:
Interest rate swaps asset		$ 2,682	$ 3,617
Interest rate swaps liability		14,817	15,222
Level 1
Non-Derivatives:
Cash and cash equivalents		59,498	98,998
Restricted cash and short-term investments		173,752	172,383
Level 1 | 2012 Norwegian Bonds
Non-Derivatives:
Long-term debt	[1]	171,952	173,578
Level 1 | 2015 Norwegian Bonds
Non-Derivatives:
Long-term debt		150,000	0
Level 2
Non-Derivatives:
Long-term debt due to related parties		100,000	0
Long-term debt — floating	[2]	970,626	858,052
Obligations under capital leases	[2]	152,437	150,997
Level 2 | Interest Rate Swap
Derivatives:
Interest rate swaps asset	[3],[4]	2,682	3,617
Interest rate swaps liability	[3],[4]	14,817	15,222
Level 2 | Cross Currency Interest Rate Swap
Derivatives:
Interest rate swaps liability	[5]	68,423	56,639
Level 3
Non-Derivatives:
Short-term debt due to related party		0	20,000
Carrying Value | Level 1
Non-Derivatives:
Cash and cash equivalents		59,498	98,998
Restricted cash and short-term investments		173,752	172,383
Carrying Value | Level 1 | 2012 Norwegian Bonds
Non-Derivatives:
Long-term debt	[1]	165,538	174,450
Carrying Value | Level 1 | 2015 Norwegian Bonds
Non-Derivatives:
Long-term debt		150,000	0
Carrying Value | Level 2
Non-Derivatives:
Long-term debt due to related parties		100,000	0
Long-term debt — floating	[2]	970,626	858,082
Obligations under capital leases	[2]	152,437	150,997
Carrying Value | Level 2 | Interest Rate Swap
Derivatives:
Interest rate swaps asset	[3],[4]	2,682	3,617
Interest rate swaps liability	[3],[4]	14,817	15,222
Carrying Value | Level 2 | Cross Currency Interest Rate Swap
Derivatives:
Interest rate swaps liability	[5]	68,423	56,639
Carrying Value | Level 3
Non-Derivatives:
Short-term debt due to related party		$ 0	$ 20,000

[1]	2012 Norwegian bonds with a carrying value of $165.5 million and $174.5 million as of June 30, 2015 and December 31, 2014, respectively, are included under long-term debt on the balance sheet. The fair value of the bonds as of June 30, 2015 was $172.0 million, which is 96.27% of their face value.
[2]	On May 22, 2015, we completed the issuance and sale of $150 million aggregate principal amount of 5 years non-amortizing bonds in Norway (the “2015 Norwegian Bonds”). The 2015 Norwegian Bonds mature on May 22, 2020 and bear interest at a rate of LIBOR plus 4.4%. In connection with the issuance of the 2015 Norwegian Bonds, we entered into economic hedge interest rate swap to reduce the risk associated with fluctuations in interest rates by converting the floating rate of the interest obligation under the 2015 Norwegian Bonds to an all-in fixed rate of 6.275%
[3]	Derivative liabilities are captured within other current liabilities and derivative assets are captured within long-term assets on the balance sheet.
[4]	Our long-term debt and capital lease obligations are recorded at amortized cost in the consolidated balance sheets.
[5]	The fair value/carrying value of interest rate swap agreements (excluding the cross currency interest rate swap described in footnote 6) that qualify and are designated as cash flow hedges as of June 30, 2015 and December 31, 2014 was a net liability of $2.2 million (with a notional amount of $147.5 million) and a net liability of $2.0 million (with a notional amount of $211.6 million), respectively. The expected maturity of these interest rate agreements is from December 2015 to March 2018.